Income and expenses - Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	$ 486,247	$ 554,914	$ 620,034
Loss on disposal of intangible assets	190
Gain on disposal of intangible assets			1,692
Niagara Facility
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale of assets		1,370
Property, plant and equipment			$ 0
FerroPem, S.A.S.
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale of assets	$ 312	$ 1,092